Share-Based Compensation - Schedule of Restricted Shares Activity (Detail) - Restricted Shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Outstanding, Beginning balance	2,289,260
Number of restricted shares, Granted	1,123,342
Number of restricted shares, Vested	(702,928)
Number of restricted shares, Forfeited/Cancelled	(205,984)
Number of restricted shares, Outstanding, Ending balance	2,503,690	2,289,260
Number of restricted shares, Expected to vest	1,917,137
Weighted average grant date fair value, Outstanding, Beginning balance	$ 34.22
Weighted average grant date fair value, Granted	29.29	$ 33.46	$ 50.79
Weighted average grant date fair value, Vested	34.7
Weighted average grant date fair value, Forfeited	31.74
Weighted average grant date fair value, Outstanding, Ending balance	29.98	$ 34.22
Weighted average grant date fair value, Expected to vest	$ 30.03